Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4: - INVENTORIES

	December 31,
	2025	2024
Finished products (*)	$318	$1,667

(*)	Includes amounts of $0 and $1,483 as of December 31, 2025 and 2024, respectively, with respect to inventory delivered to customers for which control has not been transferred.